UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2018

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 36.2%
Inflation-Adjusted Bond Fund G Class	5,164,841	59,550,617
NT Diversified Bond Fund G Class	37,896,298	394,879,420
NT High Income Fund G Class	6,731,110	66,032,185
Short Duration Inflation Protection Bond Fund G Class	13,509,448	138,471,842
		658,934,064
Domestic Equity Funds — 34.5%
NT Core Equity Plus Fund G Class	3,020,289	50,318,009
NT Disciplined Growth Fund G Class	1,988,976	25,061,093
NT Equity Growth Fund G Class	12,247,048	169,009,261
NT Growth Fund G Class	4,266,952	76,079,754
NT Heritage Fund G Class	2,653,335	37,810,029
NT Large Company Value Fund G Class	14,160,565	160,722,411
NT Mid Cap Value Fund G Class	5,720,764	76,200,570
NT Small Company Fund G Class	3,503,650	33,600,003
		628,801,130
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	2,197,528	22,107,131
Global Bond Fund G Class	15,141,519	153,837,829
International Bond Fund G Class	3,233,877	43,398,636
		219,343,596
Money Market Funds — 10.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,004	1,004
U.S. Government Money Market Fund G Class	183,106,378	183,106,378
		183,107,382
International Equity Funds — 7.3%
NT Global Real Estate Fund G Class	1,755,866	17,172,370
NT International Growth Fund G Class	6,063,573	76,643,568
NT International Value Fund G Class	3,668,470	38,445,561
		132,261,499
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,584,722,654)		1,822,447,671
OTHER ASSETS AND LIABILITIES†		(358)
TOTAL NET ASSETS — 100.0%		$1,822,447,313

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
Inflation-Adjusted Bond Fund	$27,270	$34,777	$5,318	$(378)	$59,551	$5,165	$(71)	$665
NT Diversified Bond Fund	392,078	30,452	60,004	(13,621)	394,879	37,895	(973)	8,850
NT High Income Fund	69,002	3,967	13,456	(1,599)	66,032	6,731	(90)	3,241
Short Duration Inflation Protection Bond Fund	110,637	29,686	14,167	(610)	138,472	13,509	(184)	1,828
NT Core Equity Plus Fund	54,519	1,422	12,794	2,336	50,318	3,020	2,752	1,216
NT Disciplined Growth Fund	27,265	1,042	6,656	1,173	25,061	1,989	1,509	978
NT Equity Growth Fund	181,279	18,021	49,702	3,541	169,009	12,247	6,869	12,899
NT Growth Fund	81,442	9,081	21,832	579	76,080	4,267	4,497	7,764
NT Heritage Fund	40,885	2,960	10,314	607	37,810	2,653	1,439	2,863
NT Large Company Value Fund	172,795	22,588	41,591	(9,517)	160,722	14,161	2,041	16,457
NT Mid Cap Value Fund	81,479	8,094	17,093	(3,697)	76,201	5,721	1,458	7,822
NT Small Company Fund	36,127	5,354	8,401	(2,596)	33,600	3,504	975	4,903
Emerging Markets Debt Fund	—	24,326	1,469	(750)	22,107	2,198	(22)	455
Global Bond Fund	127,139	28,774	14,908	(1,700)	153,838	15,142	(275)	3,634
International Bond Fund	91,268	2,561	63,736	3,152	43,399	3,234	(1,759)	164
U.S. Government Money Market Fund	180,321	5,319	22,650	—	183,106	183,106	—	1,765
NT Global Real Estate Fund	18,281	894	4,147	374	17,172	1,756	(30)	711
NT International Growth Fund	81,914	4,771	20,304	3,480	76,644	6,064	4,035	3,667
NT International Value Fund	41,147	2,240	9,521	1,057	38,446	3,668	467	1,479
	$1,814,848	$236,329	$398,063	$(18,169)	$1,822,447	$326,030	$22,638	$81,361

(1)	Underlying fund investments represent G Class.

(2)
Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 20, 2017.

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio
April 30, 2018

One Choice 2020 Portfolio - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.4%
NT Core Equity Plus Fund G Class	3,494,557	58,219,317
NT Disciplined Growth Fund G Class	2,499,723	31,496,511
NT Equity Growth Fund G Class	13,933,674	192,284,703
NT Growth Fund G Class	5,241,799	93,461,270
NT Heritage Fund G Class	3,629,329	51,717,941
NT Large Company Value Fund G Class	16,492,107	187,185,418
NT Mid Cap Value Fund G Class	7,036,897	93,731,464
NT Small Company Fund G Class	3,855,375	36,973,048
		745,069,672
Domestic Fixed Income Funds — 35.3%
Inflation-Adjusted Bond Fund G Class	6,804,037	78,450,549
NT Diversified Bond Fund G Class	43,006,228	448,124,893
NT High Income Fund G Class	8,115,108	79,609,211
Short Duration Inflation Protection Bond Fund G Class	13,503,853	138,414,493
		744,599,146
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	2,930,291	29,478,724
Global Bond Fund G Class	17,245,858	175,217,917
International Bond Fund G Class	3,665,627	49,192,711
		253,889,352
Money Market Funds — 9.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,004	1,004
U.S. Government Money Market Fund G Class	193,491,218	193,491,218
		193,492,222
International Equity Funds — 8.1%
NT Emerging Markets Fund G Class	632,538	8,406,434
NT Global Real Estate Fund G Class	2,248,206	21,987,457
NT International Growth Fund G Class	6,977,579	88,196,602
NT International Small-Mid Cap Fund G Class	178,727	2,371,713
NT International Value Fund G Class	4,685,081	49,099,653
		170,061,859
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,874,221,881)		2,107,112,251
OTHER ASSETS AND LIABILITIES†		(33,115)
TOTAL NET ASSETS — 100.0%		$2,107,079,136

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
NT Core Equity Plus Fund	$60,114	$1,924	$14,561	$3,894	$58,219	$3,495	$2,179	$1,411
NT Disciplined Growth Fund	33,813	1,408	8,887	1,550	31,497	2,500	2,095	1,245
NT Equity Growth Fund	195,282	20,231	51,549	6,912	192,285	13,934	5,341	14,542
NT Growth Fund	98,230	12,071	28,675	1,555	93,461	5,242	5,341	9,668
NT Heritage Fund	54,463	4,911	15,146	1,172	51,718	3,629	1,914	4,016
NT Large Company Value Fund	190,737	25,718	42,397	(9,511)	187,185	16,492	1,106	18,989
NT Mid Cap Value Fund	97,258	11,657	22,286	(3,947)	93,731	7,037	1,517	9,563
NT Small Company Fund	37,129	6,592	8,512	(2,517)	36,973	3,855	813	5,365
Inflation-Adjusted Bond Fund	44,073	37,005	8,043	(329)	78,451	6,804	(194)	884
NT Diversified Bond Fund	423,493	47,045	68,195	(15,292)	448,125	43,006	(1,164)	9,856
NT High Income Fund	75,109	5,304	9,380	(1,888)	79,609	8,115	(83)	3,772
Short Duration Inflation Protection Bond Fund	106,248	27,370	9,668	(637)	138,414	13,504	(120)	1,775
Emerging Markets Debt Fund	—	33,031	2,553	(999)	29,479	2,930	(39)	613
Global Bond Fund	134,104	39,296	14,810	(1,890)	175,218	17,246	(328)	4,101
International Bond Fund	96,672	786	63,795	2,592	49,193	3,666	(922)	185
U.S. Government Money Market Fund	175,388	10,300	16,080	—	193,491	193,491	—	1,807
NT Emerging Markets Fund	12,744	1,386	5,387	(1,485)	8,406	632	2,438	1,148
NT Global Real Estate Fund	22,701	1,228	5,265	491	21,987	2,248	(24)	906
NT International Growth Fund	91,774	6,490	24,693	5,009	88,197	6,978	4,103	4,248
NT International Small-Mid Cap Fund	3,243	200	1,429	20	2,372	179	421	187
NT International Value Fund	51,789	3,167	13,022	1,512	49,100	4,685	669	1,905
	$2,004,364	$297,120	$434,333	$(13,788)	$2,107,111	$359,668	$25,063	$96,186

(1)	Underlying fund investments represent G Class.

(2)
Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 20, 2017.

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
April 30, 2018

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.1%
NT Core Equity Plus Fund G Class	5,269,525	87,790,293
NT Disciplined Growth Fund G Class	4,734,834	59,658,908
NT Equity Growth Fund G Class	20,412,216	281,688,579
NT Growth Fund G Class	9,046,683	161,302,365
NT Heritage Fund G Class	7,432,479	105,912,828
NT Large Company Value Fund G Class	25,515,586	289,601,898
NT Mid Cap Value Fund G Class	12,294,891	163,767,945
NT Small Company Fund G Class	5,114,872	49,051,620
		1,198,774,436
Domestic Fixed Income Funds — 32.5%
Inflation-Adjusted Bond Fund G Class	12,486,516	143,969,534
NT Diversified Bond Fund G Class	60,031,703	625,530,342
NT High Income Fund G Class	13,138,122	128,884,980
Short Duration Inflation Protection Bond Fund G Class	12,143,054	124,466,306
		1,022,851,162
International Fixed Income Funds — 11.9%
Emerging Markets Debt Fund G Class	5,872,186	59,074,190
Global Bond Fund G Class	24,098,751	244,843,311
International Bond Fund G Class	5,153,442	69,159,192
		373,076,693
International Equity Funds — 10.8%
NT Emerging Markets Fund G Class	3,540,132	47,048,351
NT Global Real Estate Fund G Class	4,170,247	40,785,016
NT International Growth Fund G Class	11,468,430	144,960,955
NT International Small-Mid Cap Fund G Class	985,919	13,083,148
NT International Value Fund G Class	8,886,498	93,130,500
		339,007,970
Money Market Funds — 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,089	8,089
U.S. Government Money Market Fund G Class	209,683,610	209,683,610
		209,691,699
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,696,268,573)		3,143,401,960
OTHER ASSETS AND LIABILITIES†		(44,986)
TOTAL NET ASSETS — 100.0%		$3,143,356,974

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
NT Core Equity Plus Fund	$88,486	$2,366	$17,912	$6,052	$87,790	$5,270	$2,513	$2,080
NT Disciplined Growth Fund	60,722	2,338	12,383	3,401	59,659	4,735	2,712	2,262
NT Equity Growth Fund	279,636	28,459	64,552	10,604	281,689	20,412	6,169	20,932
NT Growth Fund	163,222	18,084	38,162	2,947	161,302	9,047	7,667	16,041
NT Heritage Fund	107,509	9,117	24,367	2,820	105,913	7,432	2,751	7,935
NT Large Company Value Fund	287,686	39,957	54,284	(14,629)	289,602	25,516	1,270	28,815
NT Mid Cap Value Fund	164,814	19,490	30,757	(6,531)	163,768	12,295	1,829	16,342
NT Small Company Fund	47,576	8,121	8,276	(3,047)	49,052	5,115	641	6,896
Inflation-Adjusted Bond Fund	101,700	38,137	8,516	(257)	143,970	12,487	(450)	1,573
NT Diversified Bond Fund	594,470	57,063	80,825	(21,420)	625,530	60,032	(1,437)	13,677
NT High Income Fund	105,105	21,412	8,267	(2,931)	128,885	13,138	(102)	5,712
Short Duration Inflation Protection Bond Fund	108,356	5,921	3,411	(596)	124,466	12,143	(52)	1,551
Emerging Markets Debt Fund	—	63,433	2,354	(2,005)	59,074	5,872	(40)	1,202
Global Bond Fund	177,683	61,795	14,104	(2,994)	244,843	24,099	(329)	5,612
International Bond Fund	125,914	869	77,741	4,658	69,159	5,153	(2,637)	252
NT Emerging Markets Fund	52,111	6,938	14,666	(1,403)	47,048	3,540	3,878	5,965
NT Global Real Estate Fund	40,613	2,084	7,117	788	40,785	4,170	(30)	1,644
NT International Growth Fund	145,891	10,191	32,767	8,064	144,961	11,468	5,896	6,822
NT International Small-Mid Cap Fund	14,106	1,044	4,133	846	13,083	986	966	1,000
NT International Value Fund	94,603	5,754	18,860	2,706	93,131	8,886	955	3,516
U.S. Government Money Market Fund	183,531	12,338	8,992	—	209,684	209,684	—	1,912
	$2,943,734	$414,911	$532,446	$(12,927)	$3,143,394	$461,480	$32,170	$151,741

(1)	Underlying fund investments represent G Class.

(2)
Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 20, 2017.

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2018

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.6%
NT Core Equity Plus Fund G Class	4,451,775	74,166,574
NT Disciplined Growth Fund G Class	4,649,362	58,581,964
NT Equity Growth Fund G Class	16,664,554	229,970,847
NT Growth Fund G Class	9,134,455	162,867,336
NT Heritage Fund G Class	7,271,685	103,621,508
NT Large Company Value Fund G Class	21,982,016	249,495,878
NT Mid Cap Value Fund G Class	11,278,878	150,234,654
NT Small Company Fund G Class	5,100,865	48,917,292
		1,077,856,053
Domestic Fixed Income Funds — 29.1%
Inflation-Adjusted Bond Fund G Class	10,363,585	119,492,133
NT Diversified Bond Fund G Class	45,561,979	474,755,823
NT High Income Fund G Class	11,067,487	108,572,048
Short Duration Inflation Protection Bond Fund G Class	4,782,510	49,020,724
		751,840,728
International Equity Funds — 13.3%
NT Emerging Markets Fund G Class	4,540,171	60,338,868
NT Global Real Estate Fund G Class	4,157,979	40,665,032
NT International Growth Fund G Class	10,332,690	130,605,199
NT International Small-Mid Cap Fund G Class	1,407,802	18,681,529
NT International Value Fund G Class	8,877,534	93,036,559
		343,327,187
International Fixed Income Funds — 11.0%
Emerging Markets Debt Fund G Class	5,632,336	56,661,302
Global Bond Fund G Class	18,262,928	185,551,346
International Bond Fund G Class	3,154,524	42,333,717
		284,546,365
Money Market Funds — 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,004	1,004
U.S. Government Money Market Fund G Class	130,460,301	130,460,301
		130,461,305
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,290,224,548)		2,588,031,638
OTHER ASSETS AND LIABILITIES†		(551)
TOTAL NET ASSETS — 100.0%		$2,588,031,087

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
NT Core Equity Plus Fund	$68,579	$2,680	$11,377	$5,544	$74,167	$4,452	$1,492	$1,718
NT Disciplined Growth Fund	55,707	2,812	10,285	3,890	58,582	4,649	2,159	2,206
NT Equity Growth Fund	212,158	25,307	44,348	10,243	229,971	16,665	3,553	16,802
NT Growth Fund	151,938	21,923	35,177	6,066	162,867	9,134	4,757	16,053
NT Heritage Fund	97,945	9,659	20,213	3,665	103,622	7,272	1,686	7,626
NT Large Company Value Fund	229,808	35,533	35,669	(11,692)	249,496	21,982	250	24,351
NT Mid Cap Value Fund	136,002	18,798	17,787	(4,802)	150,235	11,279	391	14,661
NT Small Company Fund	47,551	8,201	9,457	(3,138)	48,917	5,101	908	6,913
Inflation-Adjusted Bond Fund	102,779	5,439	5,212	191	119,492	10,364	(516)	1,276
NT Diversified Bond Fund	423,298	67,338	67,497	(15,911)	474,756	45,562	(1,229)	10,157
NT High Income Fund	76,436	27,630	5,338	(2,374)	108,572	11,067	(77)	4,556
Short Duration Inflation Protection Bond Fund	48,591	2,700	10,111	(138)	49,021	4,782	(69)	584
NT Emerging Markets Fund	58,074	9,253	13,131	361	60,339	4,540	2,418	7,082
NT Global Real Estate Fund	37,415	2,187	4,826	766	40,665	4,158	(20)	1,604
NT International Growth Fund	122,891	9,085	25,134	9,288	130,605	10,333	3,315	6,093
NT International Small-Mid Cap Fund	18,019	1,562	4,403	1,491	18,682	1,408	1,013	1,402
NT International Value Fund	87,759	5,922	14,376	3,138	93,037	8,878	688	3,490
Emerging Markets Debt Fund	—	59,828	1,244	(1,923)	56,661	5,632	(22)	1,141
Global Bond Fund	123,640	53,874	8,919	(2,271)	185,551	18,263	(211)	4,217
International Bond Fund	68,940	2,993	42,507	2,201	42,334	3,154	(923)	147
U.S. Government Money Market Fund	113,726	6,056	6,648	—	130,460	130,460	—	1,197
	$2,281,256	$378,780	$393,659	$4,595	$2,588,032	$339,135	$19,563	$133,276

(1)	Underlying fund investments represent G Class.

(2)
Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 20, 2017.

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2018

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.8%
NT Core Equity Plus Fund G Class	5,164,587	86,042,013
NT Disciplined Growth Fund G Class	5,813,196	73,246,272
NT Equity Growth Fund G Class	17,763,244	245,132,772
NT Growth Fund G Class	11,743,918	209,394,065
NT Heritage Fund G Class	8,385,259	119,489,937
NT Large Company Value Fund G Class	24,377,892	276,689,076
NT Mid Cap Value Fund G Class	11,959,479	159,300,259
NT Small Company Fund G Class	7,282,811	69,842,155
		1,239,136,549
Domestic Fixed Income Funds — 24.0%
Inflation-Adjusted Bond Fund G Class	8,666,832	99,928,576
NT Diversified Bond Fund G Class	41,627,807	433,761,748
NT High Income Fund G Class	10,779,030	105,742,279
Short Duration Inflation Protection Bond Fund G Class	1,160,940	11,899,640
		651,332,243
International Equity Funds — 16.0%
NT Emerging Markets Fund G Class	5,738,713	76,267,491
NT Global Real Estate Fund G Class	5,074,527	49,628,871
NT International Growth Fund G Class	12,890,362	162,934,181
NT International Small-Mid Cap Fund G Class	2,154,932	28,595,952
NT International Value Fund G Class	11,112,129	116,455,116
		433,881,611
International Fixed Income Funds — 9.1%
Emerging Markets Debt Fund G Class	6,041,536	60,777,856
Global Bond Fund G Class	16,980,614	172,523,035
International Bond Fund G Class	1,036,949	13,915,858
		247,216,749
Money Market Funds — 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,004	1,004
U.S. Government Money Market Fund G Class	136,766,745	136,766,745
		136,767,749
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,293,684,631)		2,708,334,901
OTHER ASSETS AND LIABILITIES†		(548)
TOTAL NET ASSETS — 100.0%		$2,708,334,353

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
NT Core Equity Plus Fund	$80,107	$2,634	$11,103	$6,389	$86,042	$5,165	$1,262	$1,981
NT Disciplined Growth Fund	69,167	3,129	10,390	4,977	73,246	5,813	1,817	2,711
NT Equity Growth Fund	227,449	22,643	38,184	10,702	245,133	17,763	2,582	17,891
NT Growth Fund	200,506	25,987	42,237	6,439	209,394	11,744	6,171	20,630
NT Heritage Fund	111,243	10,591	17,853	4,198	119,490	8,385	1,298	8,649
NT Large Company Value Fund	258,774	39,596	36,119	(13,351)	276,689	24,378	152	27,193
NT Mid Cap Value Fund	146,531	19,459	16,401	(5,531)	159,300	11,959	340	15,578
NT Small Company Fund	68,354	12,266	12,349	(4,863)	69,842	7,283	1,365	9,754
Inflation-Adjusted Bond Fund	127,401	4,077	49,322	2,407	99,929	8,667	(2,255)	1,049
NT Diversified Bond Fund	399,168	55,567	54,511	(14,709)	433,762	41,628	(991)	9,337
NT High Income Fund	74,346	28,903	4,181	(2,307)	105,742	10,779	(62)	4,408
Short Duration Inflation Protection Bond Fund	19,083	638	10,366	(22)	11,900	1,161	(21)	145
NT Emerging Markets Fund	74,522	12,014	16,282	164	76,267	5,739	2,509	9,066
NT Global Real Estate Fund	46,291	2,720	5,201	841	49,629	5,075	(53)	1,981
NT International Growth Fund	152,677	10,861	26,077	11,160	162,934	12,890	3,367	7,574
NT International Small-Mid Cap Fund	27,365	2,367	5,947	2,456	28,596	2,155	1,059	2,133
NT International Value Fund	109,945	8,723	16,214	3,467	116,455	11,112	623	4,331
Emerging Markets Debt Fund	—	63,753	912	(2,063)	60,778	6,042	(15)	1,219
Global Bond Fund	117,928	49,915	7,036	(2,238)	172,523	16,981	(161)	3,879
International Bond Fund	24,768	1,172	15,146	(3)	13,916	1,037	403	48
U.S. Government Money Market Fund	122,261	6,237	6,134	—	136,767	136,767	—	1,261
	$2,457,886	$383,252	$401,965	$8,113	$2,708,334	$352,523	$19,390	$150,818

(1)	Underlying fund investments represent G Class.

(2)
Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 20, 2017.

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2018

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 50.4%
NT Core Equity Plus Fund G Class	3,681,055	61,326,373
NT Disciplined Growth Fund G Class	4,544,990	57,266,877
NT Equity Growth Fund G Class	13,306,300	183,626,945
NT Growth Fund G Class	9,835,428	175,365,684
NT Heritage Fund G Class	6,977,905	99,435,146
NT Large Company Value Fund G Class	19,149,261	217,344,115
NT Mid Cap Value Fund G Class	8,871,774	118,172,030
NT Small Company Fund G Class	6,204,538	59,501,521
		972,038,691
Domestic Fixed Income Funds — 19.8%
Inflation-Adjusted Bond Fund G Class	4,575,210	52,752,172
NT Diversified Bond Fund G Class	25,295,093	263,574,872
NT High Income Fund G Class	6,750,806	66,225,409
		382,552,453
International Equity Funds — 18.1%
NT Emerging Markets Fund G Class	4,914,266	65,310,596
NT Global Real Estate Fund G Class	4,160,884	40,693,446
NT International Growth Fund G Class	9,893,421	125,052,846
NT International Small-Mid Cap Fund G Class	1,971,230	26,158,219
NT International Value Fund G Class	8,766,379	91,871,651
		349,086,758
International Fixed Income Funds — 7.5%
Emerging Markets Debt Fund G Class	3,911,999	39,354,707
Global Bond Fund G Class	10,338,878	105,042,998
		144,397,705
Money Market Funds — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,004	1,004
U.S. Government Money Market Fund G Class	80,146,870	80,146,870
		80,147,874
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,672,770,639)		1,928,223,481
OTHER ASSETS AND LIABILITIES†		(1,632)
TOTAL NET ASSETS — 100.0%		$1,928,221,849

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
NT Core Equity Plus Fund	$55,309	$2,083	$7,922	$4,718	$61,326	$3,681	$782	$1,409
NT Disciplined Growth Fund	52,230	2,707	8,051	4,171	57,267	4,545	1,299	2,118
NT Equity Growth Fund	165,397	18,032	29,512	8,522	183,627	13,306	1,760	13,371
NT Growth Fund	158,941	23,229	33,633	7,342	175,365	9,835	3,465	17,382
NT Heritage Fund	91,759	9,694	17,659	3,677	99,435	6,978	1,198	7,316
NT Large Company Value Fund	195,632	34,281	29,598	(10,210)	217,344	19,149	(53)	21,185
NT Mid Cap Value Fund	105,928	16,339	14,539	(3,847)	118,172	8,872	134	11,614
NT Small Company Fund	52,895	11,384	8,084	(3,410)	59,502	6,205	377	8,212
Inflation-Adjusted Bond Fund	87,164	5,668	55,603	1,858	52,752	4,575	(1,554)	563
NT Diversified Bond Fund	232,263	43,709	39,462	(8,771)	263,575	25,295	(730)	5,597
NT High Income Fund	43,041	21,153	3,230	(1,420)	66,225	6,751	(53)	2,702
NT Emerging Markets Fund	62,111	11,247	14,334	134	65,311	4,914	2,518	7,541
NT Global Real Estate Fund	36,309	2,856	4,202	722	40,693	4,161	(79)	1,603
NT International Growth Fund	112,864	9,232	20,214	9,505	125,053	9,893	1,921	5,792
NT International Small-Mid Cap Fund	24,285	2,331	5,546	2,338	26,158	1,971	968	1,959
NT International Value Fund	82,926	9,554	13,876	2,982	91,872	8,766	408	3,406
Emerging Markets Debt Fund	—	41,738	1,049	(1,334)	39,355	3,912	(22)	795
Global Bond Fund	72,281	29,610	6,674	(1,223)	105,043	10,339	(171)	2,383
U.S. Government Money Market Fund	62,715	10,636	3,066	—	80,147	80,147	—	706
	$1,694,050	$305,483	$316,254	$15,754	$1,928,222	$233,295	$12,168	$115,654

(1)	Underlying fund investments represent G Class.

(2)
Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 20, 2017.

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2018

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.2%
NT Core Equity Plus Fund G Class	4,151,647	69,166,440
NT Disciplined Growth Fund G Class	4,674,724	58,901,522
NT Equity Growth Fund G Class	13,896,939	191,777,764
NT Growth Fund G Class	10,603,965	189,068,692
NT Heritage Fund G Class	7,933,254	113,048,876
NT Large Company Value Fund G Class	20,635,603	234,214,097
NT Mid Cap Value Fund G Class	9,535,693	127,015,430
NT Small Company Fund G Class	5,836,984	55,976,672
		1,039,169,493
International Equity Funds — 20.3%
NT Emerging Markets Fund G Class	6,180,253	82,135,560
NT Global Real Estate Fund G Class	4,577,351	44,766,493
NT International Growth Fund G Class	10,203,755	128,975,459
NT International Small-Mid Cap Fund G Class	2,377,738	31,552,580
NT International Value Fund G Class	9,031,765	94,652,900
		382,082,992
Domestic Fixed Income Funds — 16.6%
Inflation-Adjusted Bond Fund G Class	3,740,372	43,126,490
NT Diversified Bond Fund G Class	20,750,252	216,217,622
NT High Income Fund G Class	5,546,202	54,408,238
		313,752,350
International Fixed Income Funds — 6.3%
Emerging Markets Debt Fund G Class	3,197,916	32,171,038
Global Bond Fund G Class	8,443,242	85,783,339
		117,954,377
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,004	1,004
U.S. Government Money Market Fund G Class	30,590,527	30,590,527
		30,591,531
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,556,832,492)		1,883,550,743
OTHER ASSETS AND LIABILITIES†		461
TOTAL NET ASSETS — 100.0%		$1,883,551,204

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
NT Core Equity Plus Fund	$66,194	$2,650	$11,084	$5,006	$69,166	$4,152	$1,147	$1,641
NT Disciplined Growth Fund	56,294	2,979	9,294	3,899	58,902	4,675	1,445	2,231
NT Equity Growth Fund	180,496	18,059	32,307	8,248	191,778	13,897	1,802	14,258
NT Growth Fund	179,373	25,367	39,198	7,084	189,069	10,604	3,709	19,075
NT Heritage Fund	110,087	11,880	23,143	3,547	113,049	7,933	1,724	8,442
NT Large Company Value Fund	222,127	37,876	37,353	(11,442)	234,214	20,635	(509)	23,456
NT Mid Cap Value Fund	120,536	17,543	18,529	(4,509)	127,015	9,536	58	12,720
NT Small Company Fund	52,233	11,441	9,327	(3,334)	55,977	5,837	220	7,905
NT Emerging Markets Fund	82,153	15,625	21,476	(373)	82,136	6,180	3,080	9,798
NT Global Real Estate Fund	42,058	2,930	5,274	734	44,766	4,577	(134)	1,810
NT International Growth Fund	120,327	10,577	21,955	9,035	128,975	10,204	2,172	6,097
NT International Small-Mid Cap Fund	30,632	2,998	7,286	2,629	31,553	2,378	1,195	2,450
NT International Value Fund	89,246	9,648	15,254	2,712	94,653	9,032	258	3,569
Inflation-Adjusted Bond Fund	75,970	3,755	46,810	1,586	43,126	3,740	(1,337)	471
NT Diversified Bond Fund	203,324	32,391	34,915	(7,310)	216,218	20,750	(668)	4,735
NT High Income Fund	38,020	17,200	3,948	(1,181)	54,408	5,546	(75)	2,288
Emerging Markets Debt Fund	—	35,219	1,959	(1,089)	32,171	3,198	(48)	665
Global Bond Fund	68,664	18,563	8,088	(937)	85,783	8,443	(193)	1,999
U.S. Government Money Market Fund	21,552	7,397	1,027	—	30,591	30,591	—	262
	$1,759,286	$284,098	$348,227	$14,305	$1,883,550	$181,908	$13,846	$123,872

(1)	Underlying fund investments represent G Class.

(2)
Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 20, 2017.

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2018

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.8%
NT Core Equity Plus Fund G Class	3,261,019	54,328,583
NT Disciplined Growth Fund G Class	3,133,077	39,476,766
NT Equity Growth Fund G Class	9,005,475	124,275,556
NT Growth Fund G Class	7,213,951	128,624,745
NT Heritage Fund G Class	5,561,320	79,248,813
NT Large Company Value Fund G Class	14,334,012	162,691,034
NT Mid Cap Value Fund G Class	6,391,169	85,130,373
NT Small Company Fund G Class	3,951,239	37,892,380
		711,668,250
International Equity Funds — 21.9%
NT Emerging Markets Fund G Class	4,782,267	63,556,327
NT Global Real Estate Fund G Class	3,269,266	31,973,426
NT International Growth Fund G Class	6,578,246	83,149,025
NT International Small-Mid Cap Fund G Class	1,807,011	23,979,035
NT International Value Fund G Class	6,036,573	63,263,285
		265,921,098
Domestic Fixed Income Funds — 14.0%
Inflation-Adjusted Bond Fund G Class	2,012,834	23,207,979
NT Diversified Bond Fund G Class	11,218,075	116,892,346
NT High Income Fund G Class	2,969,492	29,130,713
		169,231,038
International Fixed Income Funds — 5.3%
Emerging Markets Debt Fund G Class	1,719,237	17,295,527
Global Bond Fund G Class	4,596,304	46,698,452
		63,993,979
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,004	1,004
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,044,940,589)		1,210,815,369
OTHER ASSETS AND LIABILITIES†		8
TOTAL NET ASSETS — 100.0%		$1,210,815,377

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
NT Core Equity Plus Fund	$46,812	$3,845	$6,413	$4,082	$54,329	$3,261	$488	$1,227
NT Disciplined Growth Fund	34,689	2,721	5,115	3,074	39,477	3,133	409	1,445
NT Equity Growth Fund	106,968	16,241	18,239	5,743	124,276	9,006	558	8,860
NT Growth Fund	111,528	22,775	25,070	5,859	128,625	7,214	1,162	12,541
NT Heritage Fund	68,655	10,720	12,042	3,056	79,249	5,561	364	5,642
NT Large Company Value Fund	140,284	35,223	24,261	(7,623)	162,691	14,334	(344)	15,510
NT Mid Cap Value Fund	72,378	15,986	9,986	(2,827)	85,130	6,391	(58)	8,113
NT Small Company Fund	33,458	10,016	7,675	(2,139)	37,892	3,951	37	5,349
NT Emerging Markets Fund	57,929	15,678	16,064	273	63,556	4,783	1,845	7,144
NT Global Real Estate Fund	27,504	4,077	3,846	513	31,973	3,269	(86)	1,244
NT International Growth Fund	70,583	12,030	14,695	6,617	83,149	6,578	330	3,805
NT International Small-Mid Cap Fund	21,356	2,673	4,763	2,304	23,979	1,807	507	1,805
NT International Value Fund	54,870	10,286	10,595	1,877	63,263	6,037	91	2,313
Inflation-Adjusted Bond Fund	38,946	3,514	25,601	728	23,208	2,013	(593)	244
NT Diversified Bond Fund	101,134	27,001	21,898	(3,790)	116,892	11,218	(396)	2,452
NT High Income Fund	19,485	10,212	2,733	(624)	29,131	2,969	(40)	1,201
Emerging Markets Debt Fund	—	19,052	1,178	(578)	17,296	1,719	(22)	351
Global Bond Fund	36,920	10,041	4,988	(455)	46,698	4,597	(89)	1,039
	$1,043,499	$232,091	$215,162	$16,090	$1,210,814	$97,841	$4,163	$80,285

(1)	Underlying fund investments represent G Class.

(2)
Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 20, 2017.

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2018

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.0%
NT Core Equity Plus Fund G Class	1,766,490	29,429,718
NT Disciplined Growth Fund G Class	1,772,260	22,330,476
NT Equity Growth Fund G Class	4,971,695	68,609,396
NT Growth Fund G Class	3,989,787	71,137,906
NT Heritage Fund G Class	3,011,829	42,918,559
NT Large Company Value Fund G Class	8,132,521	92,304,117
NT Mid Cap Value Fund G Class	3,320,696	44,231,669
NT Small Company Fund G Class	2,544,711	24,403,781
		395,365,622
International Equity Funds — 23.3%
NT Emerging Markets Fund G Class	3,121,331	41,482,494
NT Global Real Estate Fund G Class	1,946,749	19,039,207
NT International Growth Fund G Class	3,325,073	42,028,924
NT International Small-Mid Cap Fund G Class	1,130,808	15,005,824
NT International Value Fund G Class	3,398,540	35,616,697
		153,173,146
Domestic Fixed Income Funds — 12.1%
Inflation-Adjusted Bond Fund G Class	953,019	10,988,307
NT Diversified Bond Fund G Class	5,292,048	55,143,139
NT High Income Fund G Class	1,406,867	13,801,369
		79,932,815
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund G Class	819,581	8,244,988
Global Bond Fund G Class	2,173,492	22,082,680
		30,327,668
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,004	1,004
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $593,806,825)		658,800,255
OTHER ASSETS AND LIABILITIES†		380
TOTAL NET ASSETS — 100.0%		$658,800,635

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
NT Core Equity Plus Fund	$23,190	$3,801	$2,923	$2,318	$29,430	$1,766	$5	$649
NT Disciplined Growth Fund	17,721	2,700	2,084	1,834	22,330	1,772	9	793
NT Equity Growth Fund	54,281	11,656	7,661	3,292	68,609	4,972	(15)	4,783
NT Growth Fund	55,847	15,921	11,020	3,446	71,138	3,990	128	6,698
NT Heritage Fund	34,376	8,214	5,842	1,683	42,919	3,012	71	2,960
NT Large Company Value Fund	72,385	25,056	11,308	(3,948)	92,304	8,132	(680)	8,541
NT Mid Cap Value Fund	34,923	10,747	4,771	(1,354)	44,232	3,321	(195)	4,092
NT Small Company Fund	19,194	7,702	3,738	(1,233)	24,404	2,545	(124)	3,266
NT Emerging Markets Fund	32,441	13,441	8,624	833	41,482	3,121	211	4,508
NT Global Real Estate Fund	15,016	4,111	2,480	325	19,039	1,947	(82)	722
NT International Growth Fund	32,801	8,437	6,616	3,365	42,029	3,325	27	1,890
NT International Small-Mid Cap Fund	12,279	2,449	2,732	1,600	15,006	1,131	79	1,116
NT International Value Fund	28,227	7,638	4,960	1,164	35,617	3,398	(95)	1,270
Inflation-Adjusted Bond Fund	16,828	2,748	11,270	184	10,988	953	(130)	115
NT Diversified Bond Fund	43,040	16,039	8,555	(1,739)	55,143	5,292	(212)	1,120
NT High Income Fund	8,400	5,852	1,411	(282)	13,801	1,407	(30)	551
Emerging Markets Debt Fund	—	9,242	732	(265)	8,245	820	(18)	167
Global Bond Fund	16,477	5,899	2,458	(203)	22,083	2,173	(56)	484
	$517,426	$161,653	$99,185	$11,020	$658,799	$53,077	$(1,107)	$43,725

(1)	Underlying fund investments represent G Class.

(2)
Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 20, 2017.

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2018

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.3%
NT Core Equity Plus Fund G Class	212,251	3,536,103
NT Disciplined Growth Fund G Class	218,437	2,752,303
NT Equity Growth Fund G Class	611,500	8,438,699
NT Growth Fund G Class	486,002	8,665,424
NT Heritage Fund G Class	372,960	5,314,676
NT Large Company Value Fund G Class	986,747	11,199,583
NT Mid Cap Value Fund G Class	397,900	5,300,032
NT Small Company Fund G Class	327,492	3,140,652
		48,347,472
International Equity Funds — 23.6%
NT Emerging Markets Fund G Class	388,917	5,168,710
NT Global Real Estate Fund G Class	244,835	2,394,489
NT International Growth Fund G Class	374,826	4,737,797
NT International Small-Mid Cap Fund G Class	148,731	1,973,656
NT International Value Fund G Class	414,785	4,346,949
		18,621,601
Domestic Fixed Income Funds — 10.9%
Inflation-Adjusted Bond Fund G Class	103,292	1,190,957
NT Diversified Bond Fund G Class	570,323	5,942,767
NT High Income Fund G Class	151,935	1,490,484
		8,624,208
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	88,904	894,375
Global Bond Fund G Class	234,188	2,379,353
		3,273,728
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $75,572,614)		78,867,009
OTHER ASSETS AND LIABILITIES†		602
TOTAL NET ASSETS — 100.0%		$78,867,611

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
NT Core Equity Plus Fund	$1,695	$1,487	$223	$178	$3,536	$212	—	$59
NT Disciplined Growth Fund	1,316	1,177	180	139	2,752	218	—	73
NT Equity Growth Fund	4,052	3,779	592	249	8,439	612	$(3)	439
NT Growth Fund	4,132	4,018	684	260	8,665	486	(1)	616
NT Heritage Fund	2,542	2,392	343	125	5,315	373	(2)	280
NT Large Company Value Fund	5,385	5,666	714	(466)	11,200	987	(7)	782
NT Mid Cap Value Fund	2,544	2,624	316	(178)	5,300	398	(4)	369
NT Small Company Fund	1,503	1,666	225	(155)	3,141	327	(7)	312
NT Emerging Markets Fund	2,475	2,637	448	9	5,169	389	(1)	435
NT Global Real Estate Fund	1,133	1,103	146	32	2,394	245	(3)	69
NT International Growth Fund	2,276	1,905	223	282	4,738	375	(1)	169
NT International Small-Mid Cap Fund	943	789	108	146	1,974	149	—	119
NT International Value Fund	2,089	1,929	246	102	4,347	415	(3)	118
Inflation-Adjusted Bond Fund	1,130	726	965	9	1,191	103	(6)	10
NT Diversified Bond Fund	2,834	3,363	816	(160)	5,943	570	(18)	97
NT High Income Fund	564	937	130	(26)	1,490	152	(2)	48
Emerging Markets Debt Fund	—	970	50	(26)	894	89	(1)	16
Global Bond Fund	1,130	1,251	266	(21)	2,379	234	(5)	41
	$37,743	$38,419	$6,675	$499	$78,867	$6,334	$(64)	$4,052

(1)	Underlying fund investments represent G Class.

(2)
Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. The plan of reorganization was effective at the close of the NYSE on October 20, 2017.

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
April 30, 2018

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.9%
Diversified Bond Fund Investor Class	8,731,499	91,156,846
Inflation-Adjusted Bond Fund Investor Class	3,870,840	44,592,075
NT High Income Fund Investor Class	911,393	8,940,769
Short Duration Fund Investor Class	3,089,837	31,269,147
Short Duration Inflation Protection Bond Fund Investor Class	5,707,829	57,934,469
		233,893,306
Domestic Equity Funds — 24.5%
Core Equity Plus Fund Investor Class	284,046	4,360,110
Equity Growth Fund Investor Class	537,951	17,650,166
Growth Fund Investor Class	426,864	14,385,307
Heritage Fund Investor Class	334,746	7,648,945
Large Company Value Fund Investor Class	2,640,375	26,403,746
Mid Cap Value Fund Investor Class	1,223,357	21,005,038
NT Disciplined Growth Fund Investor Class	347,200	4,360,831
Real Estate Fund Investor Class	345,080	9,103,212
Small Company Fund Investor Class	222,647	3,402,052
		108,319,407
International Fixed Income Funds — 16.5%
Emerging Markets Debt Fund Investor Class	664,978	6,689,679
Global Bond Fund Investor Class	3,528,447	35,637,314
International Bond Fund Investor Class	2,292,538	30,490,760
		72,817,753
Money Market Funds — 6.1%
U.S. Government Money Market Fund Investor Class	26,794,013	26,794,013
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $401,793,778)		441,824,479
OTHER ASSETS AND LIABILITIES†		24
TOTAL NET ASSETS — 100.0%		$441,824,503

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$92,763	$8,862	$7,375	$(3,093)	$91,157	$8,731	$(222)	$1,583
Inflation-Adjusted Bond Fund	43,808	2,849	2,128	63	44,592	3,871	(227)	388
NT High Income Fund	8,888	554	287	(214)	8,941	911	(2)	363
Short Duration Fund	30,864	1,995	1,168	(422)	31,269	3,090	(43)	506
Short Duration Inflation Protection Bond Fund	57,098	4,135	2,946	(353)	57,934	5,708	(115)	599
Core Equity Plus Fund	4,490	260	584	194	4,360	284	61	156
Equity Growth Fund	19,117	2,480	4,058	111	17,650	538	201	1,679
Growth Fund	14,162	2,280	2,450	393	14,385	427	114	1,398
Heritage Fund	6,514	2,093	1,017	59	7,649	335	27	699
Large Company Value Fund	29,106	3,956	6,174	(484)	26,404	2,640	78	1,478
Mid Cap Value Fund	21,090	3,730	2,914	(901)	21,005	1,223	45	1,884
NT Disciplined Growth Fund	4,536	189	572	208	4,361	347	114	141
Real Estate Fund	8,978	1,517	624	(768)	9,103	345	(3)	469
Small Company Fund	3,191	1,632	1,495	74	3,402	223	27	230
Emerging Markets Debt Fund	—	6,968	28	(250)	6,690	665	(1)	117
Global Bond Fund	35,206	2,333	1,358	(544)	35,637	3,528	(28)	681
International Bond Fund	36,273	2,760	9,514	972	30,491	2,293	(601)	112
U.S. Government Money Market Fund	26,404	1,452	1,062	—	26,794	26,794	—	162
	$442,488	$50,045	$45,754	$(4,955)	$441,824	$61,953	$(575)	$12,645

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
April 30, 2018

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 34.5%
Diversified Bond Fund Investor Class	25,245,794	263,566,085
Inflation-Adjusted Bond Fund Investor Class	7,814,770	90,026,150
NT High Income Fund Investor Class	2,567,047	25,182,727
Short Duration Inflation Protection Bond Fund Investor Class	6,280,936	63,751,501
		442,526,463
Domestic Equity Funds — 32.4%
Core Equity Plus Fund Investor Class	1,680,410	25,794,292
Equity Growth Fund Investor Class	2,546,700	83,557,232
Growth Fund Investor Class	2,069,106	69,728,881
Heritage Fund Investor Class	1,980,112	45,245,556
Large Company Value Fund Investor Class	8,007,837	80,078,373
Mid Cap Value Fund Investor Class	4,231,449	72,653,980
NT Disciplined Growth Fund Investor Class	1,546,805	19,427,870
Small Company Fund Investor Class	1,249,808	19,097,069
		415,583,253
International Fixed Income Funds — 14.4%
Emerging Markets Debt Fund Investor Class	2,454,361	24,690,870
Global Bond Fund Investor Class	8,865,155	89,538,064
International Bond Fund Investor Class	5,252,423	69,857,227
		184,086,161
International Equity Funds — 12.7%
International Growth Fund Investor Class	5,533,474	75,255,250
NT Global Real Estate Fund Investor Class	2,623,564	25,553,515
NT International Small-Mid Cap Fund Investor Class	1,031,356	13,603,590
NT International Value Fund Investor Class	4,705,932	49,129,933
		163,542,288
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	76,625,322	76,625,322
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,127,559,890)		1,282,363,487
OTHER ASSETS AND LIABILITIES†		41
TOTAL NET ASSETS — 100.0%		$1,282,363,528

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$259,392	$27,133	$13,854	$(9,105)	$263,566	$25,246	$(320)	$4,483
Inflation-Adjusted Bond Fund	83,088	7,338	93	(307)	90,026	7,815	(7)	753
NT High Income Fund	23,914	1,874	—	(605)	25,183	2,567	—	997
Short Duration Inflation Protection Bond Fund	58,995	5,278	27	(494)	63,752	6,282	—	636
Core Equity Plus Fund	24,263	867	612	1,276	25,794	1,680	42	867
Equity Growth Fund	91,819	8,162	16,932	508	83,557	2,547	974	8,162
Growth Fund	67,076	6,556	5,789	1,886	69,729	2,069	396	6,556
Heritage Fund	39,465	6,568	1,089	302	45,246	1,980	26	3,888
Large Company Value Fund	83,920	5,949	8,437	(1,354)	80,078	8,008	88	4,130
Mid Cap Value Fund	69,184	9,104	2,605	(3,029)	72,654	4,231	47	6,354
NT Disciplined Growth Fund	18,694	590	936	1,080	19,428	1,547	231	591
Small Company Fund	14,775	4,189	90	223	19,097	1,250	2	949
Emerging Markets Debt Fund	—	25,614	—	(923)	24,691	2,454	—	431
Global Bond Fund	83,415	7,530	—	(1,407)	89,538	8,865	—	1,656
International Bond Fund	81,272	852	14,168	1,901	69,857	5,252	(1,174)	246
International Growth Fund	69,855	7,844	5,221	2,777	75,255	5,533	573	3,924
NT Global Real Estate Fund	24,655	944	256	210	25,553	2,624	(1)	843
NT International Small-Mid Cap Fund	13,076	862	1,234	900	13,604	1,031	375	862
NT International Value Fund	45,068	5,674	2,273	661	49,130	4,706	110	1,304
U.S. Government Money Market Fund	71,196	5,429	—	—	76,625	76,625	—	450
	$1,223,122	$138,357	$73,616	$(5,500)	$1,282,363	$172,312	$1,362	$48,082

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
April 30, 2018

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.6%
Core Equity Plus Fund Investor Class	5,045,318	77,445,627
Equity Growth Fund Investor Class	6,292,983	206,472,787
Growth Fund Investor Class	4,401,077	148,316,285
Heritage Fund Investor Class	4,447,154	101,617,470
Large Company Value Fund Investor Class	14,862,234	148,622,337
Mid Cap Value Fund Investor Class	5,855,609	100,540,801
NT Disciplined Growth Fund Investor Class	3,125,673	39,258,448
Small Company Fund Investor Class	2,452,723	37,477,615
		859,751,370
Domestic Fixed Income Funds — 23.0%
Diversified Bond Fund Investor Class	26,919,955	281,044,332
Inflation-Adjusted Bond Fund Investor Class	8,308,606	95,715,137
NT High Income Fund Investor Class	4,888,424	47,955,444
Short Duration Inflation Protection Bond Fund Investor Class	1,880,626	19,088,354
		443,803,267
International Equity Funds — 19.5%
Emerging Markets Fund Investor Class	6,253,407	76,041,431
International Growth Fund Investor Class	9,575,577	130,227,843
NT Global Real Estate Fund Investor Class	3,949,995	38,472,953
NT International Small-Mid Cap Fund Investor Class	2,351,749	31,019,565
NT International Value Fund Investor Class	9,714,746	101,421,947
		377,183,739
International Fixed Income Funds — 8.9%
Emerging Markets Debt Fund Investor Class	3,719,482	37,417,988
Global Bond Fund Investor Class	9,459,776	95,543,735
International Bond Fund Investor Class	2,945,853	39,179,850
		172,141,573
Money Market Funds — 4.0%
U.S. Government Money Market Fund Investor Class	77,101,166	77,101,166
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,580,478,100)		1,929,981,115
OTHER ASSETS AND LIABILITIES†		(273)
TOTAL NET ASSETS — 100.0%		$1,929,980,842

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$72,625	$2,617	$1,643	$3,847	$77,446	$5,045	$103	$2,617
Equity Growth Fund	211,290	19,515	25,686	1,354	206,473	6,293	2,386	19,456
Growth Fund	141,401	14,596	11,663	3,982	148,316	4,401	866	13,994
Heritage Fund	91,198	14,005	4,212	626	101,617	4,447	23	8,790
Large Company Value Fund	157,250	8,767	14,861	(2,534)	148,622	14,862	105	7,820
Mid Cap Value Fund	93,454	12,895	1,503	(4,305)	100,541	5,856	(31)	8,779
NT Disciplined Growth Fund	37,245	1,195	1,451	2,270	39,259	3,126	342	1,195
Small Company Fund	31,371	7,233	1,330	204	37,478	2,453	(33)	1,921
Diversified Bond Fund	271,806	26,394	7,234	(9,922)	281,044	26,920	(118)	4,748
Inflation-Adjusted Bond Fund	106,098	3,899	15,727	1,445	95,715	8,309	(1,704)	820
NT High Income Fund	53,980	2,072	6,914	(1,183)	47,955	4,888	31	2,005
Short Duration Inflation Protection Bond Fund	17,426	1,815	—	(153)	19,088	1,881	—	192
Emerging Markets Fund	62,143	11,262	3,579	6,215	76,041	6,253	74	571
International Growth Fund	129,849	9,023	12,233	3,589	130,228	9,575	2,682	7,048
NT Global Real Estate Fund	37,329	1,603	787	328	38,473	3,950	(3)	1,269
NT International Small-Mid Cap Fund	29,582	1,966	2,624	2,096	31,020	2,352	791	1,966
NT International Value Fund	102,798	6,826	9,475	1,273	101,422	9,715	499	2,829
Emerging Markets Debt Fund	—	38,821	—	(1,403)	37,418	3,719	—	655
Global Bond Fund	88,809	8,292	—	(1,557)	95,544	9,460	—	1,801
International Bond Fund	37,878	942	132	492	39,180	2,946	(8)	135
U.S. Government Money Market Fund	69,970	7,339	208	—	77,101	77,101	—	449
	$1,843,502	$201,077	$121,262	$6,664	$1,929,981	$213,552	$6,005	$89,060

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
April 30, 2018

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.3%
Core Equity Plus Fund Investor Class	3,866,375	59,348,853
Equity Growth Fund Investor Class	3,911,156	128,325,033
Growth Fund Investor Class	4,412,510	148,701,591
Heritage Fund Investor Class	4,501,128	102,850,780
Large Company Value Fund Investor Class	11,699,192	116,991,918
Mid Cap Value Fund Investor Class	4,227,542	72,586,890
NT Disciplined Growth Fund Investor Class	3,194,376	40,121,356
Small Company Fund Investor Class	1,924,495	29,406,281
		698,332,702
International Equity Funds — 26.4%
Emerging Markets Fund Investor Class	6,934,972	84,329,255
International Growth Fund Investor Class	8,604,035	117,014,878
NT Global Real Estate Fund Investor Class	4,178,263	40,696,284
NT International Small-Mid Cap Fund Investor Class	2,100,032	27,699,421
NT International Value Fund Investor Class	7,966,265	83,167,805
		352,907,643
Domestic Fixed Income Funds — 15.7%
Diversified Bond Fund Investor Class	9,033,816	94,313,043
Inflation-Adjusted Bond Fund Investor Class	3,551,044	40,908,029
NT High Income Fund Investor Class	6,250,907	61,321,394
Short Duration Inflation Protection Bond Fund Investor Class	1,338,834	13,589,166
		210,131,632
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund Investor Class	1,985,591	19,975,046
Global Bond Fund Investor Class	4,043,214	40,836,462
		60,811,508
Money Market Funds — 1.0%
U.S. Government Money Market Fund Investor Class	13,620,610	13,620,610
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,054,869,187)		1,335,804,095
OTHER ASSETS AND LIABILITIES†		(30)
TOTAL NET ASSETS — 100.0%		$1,335,804,065

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$54,383	$4,883	$2,788	$2,871	$59,349	$3,866	$75	$1,961
Equity Growth Fund	127,904	18,852	19,466	1,035	128,325	3,911	990	11,829
Growth Fund	135,987	21,995	12,900	3,620	148,702	4,413	1,027	13,551
Heritage Fund	90,213	18,706	6,745	677	102,851	4,501	3	8,665
Large Company Value Fund	114,331	14,176	9,544	(1,971)	116,992	11,699	(4)	5,869
Mid Cap Value Fund	65,373	12,607	2,394	(2,999)	72,587	4,228	(98)	6,147
NT Disciplined Growth Fund	37,259	3,613	2,947	2,196	40,121	3,194	423	1,183
Small Company Fund	22,947	7,716	1,474	217	29,406	1,924	(37)	1,443
Emerging Markets Fund	74,741	8,236	5,813	7,165	84,329	6,935	134	634
International Growth Fund	109,949	14,527	10,989	3,528	117,015	8,604	1,735	6,243
NT Global Real Estate Fund	36,415	5,901	1,931	311	40,696	4,178	(23)	1,280
NT International Small-Mid Cap Fund	26,249	2,777	3,169	1,842	27,699	2,100	719	1,767
NT International Value Fund	79,743	9,097	6,789	1,117	83,168	7,966	205	2,294
Diversified Bond Fund	95,784	17,478	15,679	(3,270)	94,313	9,034	(128)	1,608
Inflation-Adjusted Bond Fund	34,945	7,148	1,060	(125)	40,908	3,551	(46)	337
NT High Income Fund	60,062	8,985	6,266	(1,460)	61,321	6,251	(4)	2,418
Short Duration Inflation Protection Bond Fund	11,623	2,316	249	(101)	13,589	1,339	(2)	132
Emerging Markets Debt Fund	—	21,050	333	(742)	19,975	1,986	(2)	342
Global Bond Fund	35,387	7,041	938	(653)	40,837	4,043	(11)	738
U.S. Government Money Market Fund	11,607	2,286	272	—	13,621	13,621	—	77
	$1,224,902	$209,390	$111,746	$13,258	$1,335,804	$107,344	$4,956	$68,518

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
April 30, 2018

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 67.5%
Core Equity Plus Fund Investor Class	967,673	14,853,773
Equity Growth Fund Investor Class	1,120,203	36,753,863
Growth Fund Investor Class	1,230,350	41,462,779
Heritage Fund Investor Class	1,267,399	28,960,064
Large Company Value Fund Investor Class	3,456,519	34,565,188
Mid Cap Value Fund Investor Class	1,437,711	24,685,503
NT Disciplined Growth Fund Investor Class	992,805	12,469,629
Small Company Fund Investor Class	1,312,112	20,049,077
		213,799,876
International Equity Funds — 32.5%
Emerging Markets Fund Investor Class	1,910,429	23,230,821
International Growth Fund Investor Class	2,440,215	33,186,925
NT Global Real Estate Fund Investor Class	1,022,310	9,957,295
NT International Small-Mid Cap Fund Investor Class	733,853	9,679,524
NT International Value Fund Investor Class	2,557,715	26,702,548
		102,757,113
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $223,400,602)		316,556,989
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$316,556,989

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$13,603	$747	$221	$725	$14,854	$968	$7	$494
Equity Growth Fund	36,262	4,409	4,338	421	36,754	1,120	96	3,446
Growth Fund	38,029	4,941	2,582	1,075	41,463	1,230	182	3,809
Heritage Fund	25,740	4,317	1,272	175	28,960	1,267	(1)	2,454
Large Company Value Fund	32,211	4,674	1,687	(633)	34,565	3,457	(14)	1,711
Mid Cap Value Fund	21,388	4,730	395	(1,038)	24,685	1,438	(17)	2,065
NT Disciplined Growth Fund	11,822	621	677	704	12,470	993	116	377
Small Company Fund	17,744	2,948	825	182	20,049	1,312	(22)	985
Emerging Markets Fund	20,439	1,928	1,095	1,959	23,231	1,910	41	172
International Growth Fund	29,902	4,316	2,184	1,153	33,187	2,440	263	1,724
NT Global Real Estate Fund	8,862	1,229	212	78	9,957	1,022	(5)	300
NT International Small-Mid Cap Fund	8,802	683	569	763	9,679	734	99	621
NT International Value Fund	24,251	3,313	1,225	364	26,703	2,558	—	716
	$289,055	$38,856	$17,282	$5,928	$316,557	$20,449	$745	$18,874

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2018